T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.6%			Booking Holdings (1)	15,467	30,356
			Ctrip. com International, ADR (1)	69,699	2,042
Communication Services 15.6%
					233,701
Entertainment 1.8%			Multiline Retail 1.7%
Electronic Arts (1)	100,700	9,850	Dollar General	129,196	20,534
Netflix (1)	68,104	18,226	Dollar Tree (1)	58,400	6,667
		28,076			27,201
Interactive Media & Services 13.8%			Specialty Retail 1.0%
Alphabet, Class A (1)	16,080	19,636	Ross Stores	134,682	14,795
Alphabet, Class C (1)	56,952	69,425	TJX	15,400	858
Facebook, Class A (1)	493,267	87,841			15,653
IAC/InterActiveCorp (1)	36,348	7,923
Match Group (2)	19,000	1,357	Textiles, Apparel & Luxury Goods 0.6%
Tencent Holdings (HKD)	810,900	33,918	NIKE, Class B	47,500	4,461
		220,100	VF	47,155	4,197
Total Communication Services		248,176			8,658
			Total Consumer Discretionary		341,986
Consumer Discretionary 21.5%
			Consumer Staples 0.1%
Auto Components 0.8%
Aptiv	144,432	12,626	Beverages 0.0%
		12,626	Constellation Brands, Class A	2,200	456
					456
Automobiles 0.1%
Ferrari	13,271	2,045	Tobacco 0.1%
		2,045	Philip Morris International	6,222	472
					472
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings	84,824	7,898	Total Consumer Staples		928
Marriott International, Class A	51,704	6,430	Energy 0.4%
McDonald's	53,217	11,426	Oil, Gas & Consumable Fuels 0.4%
Norwegian Cruise Line			Concho Resources	31,400	2,132
Holdings (1)	4,533	235
Restaurant Brands International	65,502	4,660	Pioneer Natural Resources	37,900	4,767
Royal Caribbean Cruises	39,596	4,290	Total Energy		6,899
Wynn Resorts	5,456	593	Financials 5.4%
Yum! Brands	57,921	6,570	Banks 0.1%
		42,102	Citigroup	6,677	461
Internet & Direct Marketing Retail 14.7%			JPMorgan Chase	2,900	342
Alibaba Group Holding, ADR (1)	345,814	57,830			803
Amazon. com (1)	82,650	143,473

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Capital Markets 3.3%			Cigna	137,841	20,923
Ameriprise Financial	4,896	720	HCA Healthcare	24,742	2,979
Charles Schwab	182,450	7,632	UnitedHealth Group	106,285	23,098
Goldman Sachs Group	7,700	1,596	WellCare Health Plans (1)	27,041	7,008
Intercontinental Exchange	167,488	15,454			71,557
Moody's	2,500	512	Health Care Technology 0.1%
Morgan Stanley	113,742	4,853	Veeva Systems, Class A (1)	5,300	809
S&P Global	33,798	8,280			809
TD Ameritrade Holding	297,262	13,882	Life Sciences Tools & Services 1.2%
		52,929	Agilent Technologies	10,185	781
Insurance 2.0%			Thermo Fisher Scientific	64,378	18,751
American International Group	170,424	9,493			19,532
Chubb	13,400	2,163	Pharmaceuticals 0.1%
Marsh & McLennan	45,960	4,598
			Elanco Animal Health (1)	19,147	509
Progressive	6,827	527
			Eli Lilly	2,519	282
Willis Towers Watson	78,435	15,136
			Merck	3,100	261
		31,917	Zoetis	8,200	1,021
Total Financials		85,649			2,073
Health Care 14.8%			Total Health Care		236,536
Biotechnology 1.8%			Industrials & Business Services 9.4%
Alexion Pharmaceuticals (1)	59,434	5,821	Aerospace & Defense 5.9%
Amgen	600	116
			Boeing	166,202	63,235
Vertex Pharmaceuticals (1)	135,385	22,937
			L3Harris Technologies	59,587	12,432
		28,874	Northrop Grumman	49,939	18,717
Health Care Equipment & Supplies 7.1%					94,384
Abbott Laboratories	46,821	3,918	Airlines 0.8%
Becton Dickinson & Company	112,796	28,533
			Delta Air Lines	53,900	3,105
Boston Scientific (1)	14,500	590
			United Airlines Holdings (1)	99,098	8,761
Danaher	140,277	20,260
Exact Sciences (1)(2)	8,200	741			11,866
Intuitive Surgical (1)	43,048	23,243	Commercial Services & Supplies 0.2%
Stryker	162,816	35,217	Cintas	9,610	2,577
Teleflex	3,500	1,189			2,577
		113,691	Industrial Conglomerates 1.3%
Health Care Providers & Services 4.5%			Honeywell International	45,550	7,707
Anthem	60,813	14,601	Roper Technologies	38,139	13,600
Centene (1)	68,136	2,948			21,307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Machinery 0.3%			KLA	23,900	3,811
Fortive	67,318	4,615	Lam Research	4,079	943
Xylem	1,400	112	Marvell Technology Group	245,600	6,133
			Maxim Integrated Products	80,774	4,678
		4,727
			Microchip Technology (2)	12,112	1,125
Professional Services 0.3%			NVIDIA	41,020	7,140
CoStar Group (1)	2,847	1,689	QUALCOMM	2,900	221
Equifax	4,500	633	Texas Instruments	48,883	6,318
IHS Markit (1)	35,307	2,361	Xilinx	7,606	729
		4,683			38,962
Road & Rail 0.6%			Software 14.4%
Canadian Pacific Railway	22,461	4,997	Atlassian, Class A (1)	14,079	1,766
Kansas City Southern	15,193	2,021	DocuSign (1)(2)	33,800	2,093
Norfolk Southern	1,556	279	Intuit	122,004	32,446
Union Pacific	15,355	2,487	Microsoft	708,605	98,517
		9,784	salesforce. com (1)	199,407	29,600
Total Industrials & Business Services		149,328	ServiceNow (1)	114,160	28,980
Information Technology 31.3%			Splunk (1)	93,773	11,052
			Synopsys (1)	7,100	974
Communications Equipment 0.1%			VMware, Class A	44,170	6,628
Motorola Solutions	11,799	2,011	Workday, Class A (1)	96,469	16,396
		2,011	Zoom Video Communications,
IT Services 14.2%			Class A (1)(2)	4,254	324
ANT International, Class C,					228,776
Acquisition Date: 6/7/18,			Technology Hardware, Storage & Peripherals 0.2%
Cost $2,803 (1)(3)(4)	499,643	3,213
Automatic Data Processing	13,200	2,131	Apple	11,481	2,571
Fidelity National Information					2,571
Services	220,623	29,290	Total Information Technology		499,378
Fiserv (1)	231,638	23,995	Materials 0.7%
FleetCor Technologies (1)	24,822	7,118
Global Payments	166,687	26,503	Chemicals 0.6%
Mastercard, Class A	188,488	51,188	Air Products & Chemicals	10,776	2,391
PayPal Holdings (1)	247,787	25,668	Linde	23,300	4,514
Visa, Class A	336,909	57,952	Sherwin-Williams	7,057	3,880
		227,058			10,785
Semiconductors & Semiconductor Equipment 2.4%			Containers & Packaging 0.1%
Analog Devices	31,700	3,542	Ball	14,144	1,030
Applied Materials	80,100	3,997			1,030
Broadcom	1,178	325	Total Materials		11,815
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Real Estate 0.0%			SHORT-TERM INVESTMENTS 0.4%

Equity Real Estate Investment Trusts 0.0%			Money Market Funds 0.4%
American Tower, REIT	1,255	277	T. Rowe Price Government Reserve
			Fund, 2.00% (5)(6)	6,210,731	6,211
Total Real Estate		277	Total Short-Term Investments
Utilities 0.4%			(Cost $6,211)		6,211

Electric Utilities 0.0%			SECURITIES LENDING COLLATERAL 0.2%
NextEra Energy	728	170
		170	Investments in a Pooled Account through Securities Lending
			Program with State Street Bank and Trust Company 0.2%
Multi-Utilities 0.4%
Sempra Energy	40,989	6,050	Short-Term Funds 0.2%
			T. Rowe Price Short-Term Fund,
		6,050	2.07% (5)(6)	257,400	2,574
Total Utilities		6,220	Total Investments in a Pooled Account through
Total Common Stocks			Securities Lending Program with State Street
(Cost $844,176)		1,587,192	Bank and Trust Company		2,574
			Total Securities Lending Collateral
			(Cost $2,574)		2,574

			Total Investments in Securities 100.2%
			(Cost $852,961)		$1,595,977
			Other Assets Less Liabilities (0.2)%		(3,166)
			Net Assets 100%		$1,592,811

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2019.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,213 and represents 0.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$120
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$120+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$9,010		¤	¤	$6,211
T. Rowe Price Short-Term Fund	847		¤	¤	2,574
					$8,785^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $120 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,785.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,550,061	$ 33,918	$ 3,213	$ 1,587,192
Short-Term Investments	6,211	—	—	6,211
Securities Lending Collateral	2,574	—	—	2,574
Total	$1,558,846	$ 33,918	$ 3,213	$ 1,595,977

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $410,000 for the period ended September 30, 2019.

($000s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$2,803	$410	$3,213